General and administrative expenses	6 Months Ended
Jun. 30, 2021
General and administrative expenses
General and administrative expenses

14.General and administrative expenses

	Three months ended		Six months ended
	June 30, 2021	June 30, 2020	June 30, 2021	June 30, 2020
Rent	$385,554	$65,054	$697,356	$152,232
Office expenses	2,779,120	180,283	3,486,373	569,413
Legal and professional	464,490	527,363	823,743	876,426
Consulting fees	1,341,485	272,403	1,724,762	567,234
Investor relations	157,030	55,938	271,486	161,791
Salaries	965,412	448,044	1,862,964	866,587
	$6,093,091	$1,549,085	$8,866,684	$3,193,683